Average Annual Total Returns{- Fidelity® Small Cap Enhanced Index Fund} - 02.28 Fidelity Small Cap Enhanced Index Fund PRO-09 - Fidelity® Small Cap Enhanced Index Fund	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Small Cap Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	RS002 Past 1 year	RS002 Past 5 years	RS002 Past 10 years
Total	20.54%	10.50%	13.24%	15.24%	8.32%	11.40%	15.43%	7.91%	10.55%	14.82%	12.02%	13.23%